TAXATION (Details 1)	Jul. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 CAD ($)
Statement [Line Items]
Resource Pools	$ 4,402,000	$ 4,402,000	$ 4,428,000
Tax Losses	3,878,000
Equipment and other	198,000
After Five Years
Statement [Line Items]
Resource Pools	0
Tax Losses	3,878,000
Equipment and Other	82,000
Within One Year
Statement [Line Items]
Resource Pools	0
Tax Losses	0
Equipment and Other	0
One to Five Years
Statement [Line Items]
Resource Pools	0
Tax Losses	0
Equipment and Other	2,000
No Expiry Date
Statement [Line Items]
Resource Pools	4,402,000
Tax Losses	0
Equipment and Other	$ 114,000